Summary of Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2018
Domain names and others
Finite-Lived Intangible Assets [Line Items]
Useful lives	5 years
License
Finite-Lived Intangible Assets [Line Items]
Useful lives	3 years